13. Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
	Options Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share
Balance at December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09
Options Granted	–
Options Exercised	–
Options Cancelled	(350)
Balance at September 30, 2015	–	–	–	$–	$–

Exercisable December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09
Exercisable September 30, 2015	–	$ –	–	$–	$–

	Options Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share

Balance at December 31, 2013	37,150	$6.00 - 55.00	3.55 years	$–	$32.00
Options Granted	–
Options Exercised	–
Options Expired	36,800
Balance at December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09

Exercisable December 31, 2013	37,150	$6.00 - 55.00	3.41 years	$–	$32.00
Exercisable December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09